Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2021

AFF25-QTLY-0821
1.818367.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/22/21 to 9/23/21
(Cost $1,229,962)	1,230,000	1,229,916
	Shares	Value

Domestic Equity Funds - 31.8%
Fidelity Advisor Series Equity Growth Fund (a)	6,491,756	$119,123,724
Fidelity Advisor Series Growth Opportunities Fund (a)	4,404,536	81,968,421
Fidelity Advisor Series Small Cap Fund (a)	3,374,079	54,221,456
Fidelity Series All-Sector Equity Fund (a)	4,043,304	51,471,255
Fidelity Series Commodity Strategy Fund (a)	16,083,210	89,583,480
Fidelity Series Large Cap Stock Fund (a)	9,598,353	190,047,381
Fidelity Series Large Cap Value Index Fund (a)	1,325,297	20,475,843
Fidelity Series Opportunistic Insights Fund (a)	4,893,066	110,876,871
Fidelity Series Small Cap Opportunities Fund (a)	3,678,335	67,019,261
Fidelity Series Stock Selector Large Cap Value Fund (a)	7,985,783	120,745,041
Fidelity Series Value Discovery Fund (a)	7,328,327	123,262,461
TOTAL DOMESTIC EQUITY FUNDS
(Cost $645,419,979)		1,028,795,194

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	3,875,510	54,334,649
Fidelity Series Emerging Markets Fund (a)	2,868,647	34,997,499
Fidelity Series Emerging Markets Opportunities Fund (a)	11,709,248	314,510,396
Fidelity Series International Growth Fund (a)	7,397,404	144,693,222
Fidelity Series International Small Cap Fund (a)	2,002,150	44,587,883
Fidelity Series International Value Fund (a)	12,903,740	144,134,772
Fidelity Series Overseas Fund (a)	10,596,087	144,424,660
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $561,744,079)		881,683,081

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,885,644	17,574,206
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	540,026	5,600,069
Fidelity Series Floating Rate High Income Fund (a)	355,820	3,291,336
Fidelity Series High Income Fund (a)	2,094,770	20,088,840
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,840,786	206,871,833
Fidelity Series International Credit Fund (a)	183,092	1,851,063
Fidelity Series Investment Grade Bond Fund (a)	65,648,542	769,400,907
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,675,741	97,725,953
Fidelity Series Real Estate Income Fund (a)	1,059,483	12,311,188
TOTAL BOND FUNDS
(Cost $1,092,177,197)		1,134,715,395

Short-Term Funds - 5.8%
Fidelity Cash Central Fund 0.06% (b)	840,700	840,869
Fidelity Series Government Money Market Fund 0.08% (a)(c)	154,376,716	154,376,716
Fidelity Series Short-Term Credit Fund (a)	3,264,697	33,169,319
TOTAL SHORT-TERM FUNDS
(Cost $187,832,573)		188,386,904
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,488,403,790)		3,234,810,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(490,903)
NET ASSETS - 100%		$3,234,319,587

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162
Total	$162

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,893,144	$2,796,987	$4,849,262	$--	$--	$840,869	0.0%
Total	$2,893,144	$2,796,987	$4,849,262	$--	$--	$840,869

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,325,141	$3,254,700	$13,237,111	$--	$1,060,759	$10,720,235	$119,123,724
Fidelity Advisor Series Growth Opportunities Fund	81,589,798	3,795,014	11,791,312	--	941,069	7,433,852	81,968,421
Fidelity Advisor Series Small Cap Fund	53,075,634	1,038,178	2,694,693	--	681,449	2,120,888	54,221,456
Fidelity Series All-Sector Equity Fund	50,156,552	787,672	3,687,336	--	369,656	3,844,711	51,471,255
Fidelity Series Canada Fund	47,898,345	4,139,247	2,376,059	--	255,858	4,417,258	54,334,649
Fidelity Series Commodity Strategy Fund	85,914,004	746,968	8,549,687	--	480,028	10,992,167	89,583,480
Fidelity Series Emerging Markets Debt Fund	16,550,675	957,448	378,570	189,835	577	444,076	17,574,206
Fidelity Series Emerging Markets Debt Local Currency Fund	5,374,056	160,159	123,896	--	118	189,632	5,600,069
Fidelity Series Emerging Markets Fund	36,564,242	744,976	3,901,343	--	554,539	1,035,085	34,997,499
Fidelity Series Emerging Markets Opportunities Fund	332,255,096	2,896,158	35,879,207	--	7,720,197	7,518,152	314,510,396
Fidelity Series Floating Rate High Income Fund	3,295,592	56,148	81,891	33,007	(678)	22,165	3,291,336
Fidelity Series Government Money Market Fund 0.08%	151,643,561	13,662,848	10,929,693	24,240	--	--	154,376,716
Fidelity Series High Income Fund	19,441,988	643,076	433,138	239,199	(3,069)	439,983	20,088,840
Fidelity Series Inflation-Protected Bond Index Fund	198,330,262	8,330,169	4,253,541	--	18,123	4,446,820	206,871,833
Fidelity Series International Credit Fund	1,816,672	10,558	--	10,558	--	14,023	1,851,063
Fidelity Series International Growth Fund	134,224,589	7,008,637	8,378,047	--	619,966	11,218,077	144,693,222
Fidelity Series International Small Cap Fund	42,536,580	454,287	1,582,427	--	628,891	2,550,552	44,587,883
Fidelity Series International Value Fund	134,076,208	13,096,622	6,973,371	--	1,355,609	2,579,704	144,134,772
Fidelity Series Investment Grade Bond Fund	736,452,079	36,368,168	15,721,248	3,829,505	(161,667)	12,463,575	769,400,907
Fidelity Series Large Cap Stock Fund	183,189,958	4,545,568	10,987,195	--	3,416,284	9,882,766	190,047,381
Fidelity Series Large Cap Value Index Fund	19,771,097	519,708	843,397	--	258,485	769,950	20,475,843
Fidelity Series Long-Term Treasury Bond Index Fund	84,656,016	11,311,195	3,682,120	544,524	(622,039)	6,062,901	97,725,953
Fidelity Series Opportunistic Insights Fund	108,770,464	1,809,620	11,872,738	--	913,074	11,256,451	110,876,871
Fidelity Series Overseas Fund	134,448,368	8,159,810	8,837,905	--	1,489,163	9,165,224	144,424,660
Fidelity Series Real Estate Income Fund	11,887,719	96,911	282,897	16,969	6,671	602,784	12,311,188
Fidelity Series Short-Term Credit Fund	31,581,232	2,301,920	680,602	117,113	(422)	(32,809)	33,169,319
Fidelity Series Small Cap Opportunities Fund	65,504,909	3,098,651	3,466,268	--	1,088,920	793,049	67,019,261
Fidelity Series Stock Selector Large Cap Value Fund	116,015,293	4,144,799	6,350,531	--	1,567,757	5,367,723	120,745,041
Fidelity Series Value Discovery Fund	118,763,449	4,787,631	7,056,629	--	2,150,071	4,617,939	123,262,461
Total	$3,123,109,579	$138,926,846	$185,032,852	$5,004,950	$24,789,389	$130,936,933	$3,232,739,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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